Note 16 - Tax Expense (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022		Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021 [1]	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020 [1]	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jan. 01, 2020	Dec. 31, 2019 [1]	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019
Statement Line Items [Line Items]
Applicable tax rate	25.75%
Average effective tax rate	43.14%	160.73%		48.60%
Net deferred tax assets	$ 264	$ 153	[1]	$ 202	[1]	$ 310	$ 180	$ 181	$ 198	$ 160	$ 116	$ 160	$ 127	$ 92	$ 194	$ 102	$ 130	$ 96	$ 87	$ 105	$ 96	$ 70		$ 63	$ 76	$ 76	$ 66
Net deferred tax liabilities	48,418	46,123	[1]	$ 40,893	[1]	$ 47,007	$ 46,284	$ 46,075	$ 42,781	$ 41,761	$ 40,979	$ 40,595	$ 38,691	$ 37,574	$ 36,127	$ 34,855	$ 33,457	$ 32,628	$ 31,165	$ 29,339	$ 28,337	$ 27,468	$ 27,847	$ 27,847	$ 27,409	$ 25,777	$ 19,200
South African operations [member]
Statement Line Items [Line Items]
Net deferred tax assets	264	153
Zimbabwean operations [member]
Statement Line Items [Line Items]
Net deferred tax liabilities	$ 48,418	46,123
Jersey, Channel Islands [member]
Statement Line Items [Line Items]
Applicable tax rate	0.00%			0.00%
Bilboes Gold [member]
Statement Line Items [Line Items]
Tax effect of acquisition		$ 3,763

[1]	Refer to note 41.